UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations — 15.61%

1,500	Federal Home Loan Bank	12/01/06	5.150[1]	1,500,000

1,700	Federal Home Loan Mortgage Corp.	01/23/07 to	4.681 to	1,671,342
		09/18/07	5.240[1]

200	Federal Home Loan Mortgage Corp.	03/15/07	3.750	199,164

500	Federal National Mortgage Association	01/10/07	5.160[1]	497,133

Total US government agency obligations (cost—$3,867,639)				3,867,639

Certificates of deposit — 6.62%

Banking-non-US — 4.40%
440	Canadian Imperial Bank of Commerce	01/30/07	5.436[2]	440,088

300	Natexis Banque Populaires	06/29/07	5.275	300,000

350	Royal Bank of Scotland PLC	12/27/06	5.265[2]	349,994

				1,090,082

Banking-US — 2.22%
300	State Street Bank & Trust Co.	12/11/06	5.360[2]	299,992

250	US Bank N.A.	12/29/06	5.290[2]	250,023

				550,015

Total certificates of deposit (cost—$1,640,097)				1,640,097

Commercial paper[1] — 32.31%

Asset backed-miscellaneous — 15.45%
500	Amsterdam Funding Corp.	12/14/06	5.280	499,047

500	Atlantic Asset Securitization LLC	12/05/06	5.270	499,707

400	Bryant Park Funding LLC	12/07/06	5.280	399,648

441	Jupiter Securitization Co. LLC	12/12/06	5.270	440,290

221	Old Line Funding Corp.	12/11/06	5.270	220,676

500	Ranger Funding Co. LLC	02/05/07	5.260	495,178

404	Regency Markets No. 1 LLC	12/08/06	5.270	403,586

402	Variable Funding Capital Corp.	12/20/06	5.280	400,880

469	Yorktown Capital LLC	12/06/06	5.270	468,657

				3,827,669

Asset backed-securities — 5.00%
525	Beta Finance, Inc.	01/16/07	5.280	521,458

453	Scaldis Capital LLC	04/20/07	5.210	443,822

274	Solitaire Funding LLC	12/01/06	5.260	274,000

				1,239,280

UBS Money Market Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[1] — (concluded)

Banking-non-US — 4.00%
250	Bank of Ireland	04/10/07	5.160	245,342

500	HBOS Treasury Services PLC	01/30/07	5.260	495,617

250	Westpac Banking Corp.	12/13/06	5.300	249,558

				990,517

Banking-US — 6.66%
300	Bank of America Corp.	02/01/07	5.260	297,282

360	ING (US) Funding LLC	01/29/07	5.280	356,885

250	Kredietbank N.A. Finance Corp.	01/12/07	5.280	248,460

300	Santander Central Hispano Finance Delaware, Inc.	02/08/07	5.270	296,970

450	Societe Generale N.A., Inc.	12/18/06	5.250	448,884

				1,648,481

Pharmaceuticals — 1.20%
296	Sanofi-Aventis	12/01/06	5.300	296,000

Total commercial paper (cost—$8,001,947)				8,001,947

Short-term corporate obligations[2] — 9.57%

Banking-non-US — 4.04%
250	Abbey National Treasury Services PLC[3]	01/16/07	5.464	250,033

500	Nationwide Building Society[3]	01/22/07	5.494	500,482

250	Westpac Banking Corp.[3]	02/26/07	5.430	250,109

				1,000,624

Banking-US — 1.01%
250	Wachovia Bank N.A. (Charlotte)	12/01/06	5.363	249,999

Brokerage — 1.90%
300	Merrill Lynch & Co., Inc.	01/19/07	5.499	300,373

170	Morgan Stanley	01/29/07	5.505	170,160

				470,533

Finance-captive automotive — 1.61%
400	Toyota Motor Credit Corp.	12/26/06	5.300	400,000

Finance-non captive consumer — 1.01%
250	HSBC Finance Corp.	02/12/07	5.414	250,075

Total short-term corporate obligations (cost—$2,371,231)				2,371,231

UBS Money Market Fund
Schedule of investments — November 30, 2006 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements — 36.14%

8,900	Repurchase agreement dated 11/30/06 with Deutsche Bank Securities, Inc., collateralized by $8,730,000 Federal Home Loan Bank obligations, 5.500% to 5.800% due 01/27/20 to 07/15/36; (value—$9,081,277); proceeds: $8,901,308	12/01/06	5.290	8,900,000

51	Repurchase agreement dated 11/30/06 with State Street Bank & Trust Co., collateralized by $37,286 US Treasury Bonds, 6.000% to 8.000% due 11/15/21 to 02/15/26 and $1,788 US Treasury Notes, 4.500% due 11/30/11; (value—$52,028); proceeds: $51,007	12/01/06	4.920	51,000

Total repurchase agreements (cost—$8,951,000)				8,951,000

Total investments (cost—$24,831,914 which approximates cost for federal income tax purposes)[4] — 100.25%				24,831,914

Liabilities in excess of other assets — (0.25)%				(62,527)

Net assets (applicable to 21,477,771, 1,090,333 and 2,193,422 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share) — 100.00%				24,769,387

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of November 30, 2006, and reset periodically.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.04% of net assets as of November 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Money Market Fund
Schedule of investments — November 30, 2006 (unaudited)

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	79.4

United Kingdom	6.4

France	4.2

Australia	2.0

Canada	1.8

Japan	1.6

Netherlands	1.4

Spain	1.2

Belgium	1.0

Ireland	1.0

Total	100.0

Weighted average maturity — 31 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2007